HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1%
	ADVERTISING & MARKETING - 0.2%
11,767	Trade Desk, Inc. (The), Class A(a)	$ 1,290,252

	AUTOMOTIVE - 3.1%
62,043	Tesla, Inc.(a)	16,232,310

	BEVERAGES - 1.4%
4,321	Coca-Cola Europacific Partners plc	340,279
19,317	Keurig Dr Pepper, Inc.	724,001
11,569	Monster Beverage Corporation(a)	603,555
31,902	PepsiCo, Inc.	5,424,935
		7,092,770
	BIOTECH & PHARMA - 2.5%
11,974	Amgen, Inc.	3,858,142
3,508	Biogen, Inc.(a)	679,991
1,862	BioNTech S.E. - ADR(a)	221,150
29,226	Gilead Sciences, Inc.	2,450,308
7,493	Moderna, Inc.(a)	500,757
2,351	Regeneron Pharmaceuticals, Inc.(a)	2,471,465
5,819	Vertex Pharmaceuticals, Inc.(a)	2,706,301
		12,888,114
	CABLE & SATELLITE - 0.9%
2,200	Charter Communications, Inc., Class A(a)	712,976
96,777	Comcast Corporation, Class A	4,042,375
		4,755,351
	CHEMICALS - 1.0%
11,062	Linde plc	5,275,025

	COMMERCIAL SUPPORT SERVICES - 0.3%
7,328	Cintas Corporation	1,508,689

	DIVERSIFIED INDUSTRIALS - 0.6%
14,726	Honeywell International, Inc.	3,044,011

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	E-COMMERCE DISCRETIONARY - 5.5%
127,502	Amazon.com, Inc.(a)	$ 23,757,448
12,274	eBay, Inc.	799,160
964	MercadoLibre, Inc.(a)	1,978,089
14,046	PDD Holdings, Inc. - ADR(a)	1,893,541
		28,428,238
	ELECTRIC UTILITIES - 0.9%
11,556	American Electric Power Company, Inc.	1,185,646
7,337	Constellation Energy Corporation	1,907,766
21,828	Exelon Corporation	885,125
12,712	Xcel Energy, Inc.	830,094
		4,808,631
	ENTERTAINMENT CONTENT - 0.2%
5,637	Electronic Arts, Inc.	808,571
56,170	Warner Bros Discovery, Inc.(a)	463,403
		1,271,974
	FOOD - 0.5%
17,081	Kraft Heinz Company (The)	599,714
29,285	Mondelez International, Inc., A	2,157,426
		2,757,140
	INDUSTRIAL SUPPORT SERVICES - 0.2%
12,509	Fastenal Company	893,393

	INTERNET MEDIA & SERVICES - 11.4%
9,244	Airbnb, Inc., Class A(a)	1,172,232
63,976	Alphabet, Inc., Class A	10,610,420
63,278	Alphabet, Inc., Class C	10,579,449
743	Booking Holdings, Inc.	3,129,605
46,661	Meta Platforms, Inc., Class A	26,710,622
9,912	Netflix, Inc.(a)	7,030,284
		59,232,612
	LEISURE FACILITIES & SERVICES - 0.7%
5,526	Marriott International, Inc., Class A	1,373,764
25,110	Starbucks Corporation	2,447,974
		3,821,738

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.3%
1,554	Align Technology, Inc.(a)	$ 395,213
8,336	DexCom, Inc.(a)	558,845
8,155	GE HealthCare Technologies, Inc.	765,347
1,737	IDEXX Laboratories, Inc.(a)	877,567
3,934	Illumina, Inc.(a)	513,033
7,728	Intuitive Surgical, Inc.(a)	3,796,535
		6,906,540
	OIL & GAS PRODUCERS - 0.1%
3,761	Diamondback Energy, Inc.	648,396

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
22,994	Baker Hughes Company	831,234

	RETAIL - CONSUMER STAPLES - 1.8%
10,065	Costco Wholesale Corporation	8,922,824
4,585	Dollar Tree, Inc.(a)	322,417
		9,245,241
	RETAIL - DISCRETIONARY - 0.6%
2,436	Lululemon Athletica, Inc.(a)	661,009
1,273	O'Reilly Automotive, Inc.(a)	1,465,986
7,311	Ross Stores, Inc.	1,100,379
		3,227,374
	SEMICONDUCTORS - 15.4%
38,460	Advanced Micro Devices, Inc.(a)	6,310,517
10,923	Analog Devices, Inc.	2,514,147
21,720	Applied Materials, Inc.	4,388,526
109,658	Broadcom, Inc.	18,916,005
1,437	GLOBALFOUNDRIES, Inc.(a)	57,839
95,436	Intel Corporation	2,238,929
2,822	KLA Corporation	2,185,385
2,739	Lam Research Corporation	2,235,243
17,925	Marvell Technology, Inc.	1,292,751
11,728	Microchip Technology, Inc.	941,641
23,313	Micron Technology, Inc.	2,417,791

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	SEMICONDUCTORS - 15.4% (Continued)
211,230	NVIDIA Corporation	$ 25,651,772
5,654	NXP Semiconductors N.V.	1,357,017
9,468	ON Semiconductor Corporation(a)	687,471
28,748	QUALCOMM, Inc.	4,888,597
20,016	Texas Instruments, Inc.	4,134,705
		80,218,336
	SOFTWARE - 15.4%
10,934	Adobe, Inc.(a)	5,661,407
1,783	ANSYS, Inc.(a)	568,117
3,198	Atlassian Corporation, Class A(a)	507,874
4,471	Autodesk, Inc.(a)	1,231,671
5,712	Cadence Design Systems, Inc.(a)	1,548,123
4,594	Crowdstrike Holdings, Inc., Class A(a)	1,288,479
4,756	Datadog, Inc., Class A(a)	547,225
14,876	Fortinet, Inc.(a)	1,153,634
5,698	Intuit, Inc.	3,538,458
135,027	Microsoft Corporation	58,102,119
6,231	Palo Alto Networks, Inc.(a)	2,129,756
2,230	Roper Technologies, Inc.	1,240,861
3,086	Synopsys, Inc.(a)	1,562,720
4,206	Workday, Inc., Class A(a)	1,027,988
		80,108,432
	TECHNOLOGY HARDWARE - 13.1%
270,406	Apple, Inc.	63,004,598
96,147	Cisco Systems, Inc.	5,116,943
530	Super Micro Computer, Inc.(a)	220,692
		68,342,233
	TECHNOLOGY SERVICES - 1.5%
8,690	Automatic Data Processing, Inc.	2,404,785
11,347	Cognizant Technology Solutions Corporation, Class A	875,761
8,523	CoStar Group, Inc.(a)	642,975
6,823	Paychex, Inc.	915,578
24,049	PayPal Holdings, Inc.(a)	1,876,543

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.1% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
3,159	Verisk Analytics, Inc.	$ 846,486
		7,562,128
	TELECOMMUNICATIONS - 0.5%
11,454	T-Mobile US, Inc.	2,363,647

	TRANSPORTATION & LOGISTICS - 0.4%
44,063	CSX Corporation	1,521,495
4,120	Old Dominion Freight Line, Inc.	818,397
		2,339,892
	TRANSPORTATION EQUIPMENT - 0.2%
11,069	PACCAR, Inc.	1,092,289

	WHOLESALE - DISCRETIONARY - 0.2%
17,711	Copart, Inc.(a)	928,056

	TOTAL COMMON STOCKS (Cost $312,210,066)	417,114,046

	EXCHANGE-TRADED FUND - 19.1%
	EQUITY - 19.1%
1,373,700	ProShares UltraPro QQQ (Cost $87,849,482)	99,579,513

	TOTAL INVESTMENTS - 99.2% (Cost $400,059,548)	$ 516,693,559
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	4,039,867
	NET ASSETS - 100.0%	$ 520,733,426

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.